As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Country VP Growth Fund
Schedule of Investments
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 96.19%
Consumer Discretionary - 10.81%
Comcast Corporation	5,900	$80,476
Darden Restaurants, Inc.	1,100	37,686
Gentex Corporation	18,300	182,268
H&R Block, Inc.	5,800	105,502
The Home Depot, Inc.	5,850	137,826
Kohl's Corporation (a)	2,300	97,336
Limited Brands	14,600	127,020
Target Corporation	3,700	127,243
		895,357
Consumer Staples - 14.71%
Archer-Daniels-Midland Company	5,500	152,790
CVS Caremark Corporation	7,100	195,179
The Kroger Co.	3,000	63,660
McCormick & Company	3,800	112,366
Philip Morris International, Inc.	3,800	135,204
The Procter & Gamble Company	4,400	207,196
Sysco Corporation	4,500	102,600
Wal-Mart Stores, Inc.	4,800	250,080
		1,219,075
Energy - 12.39%
Apache Corporation	2,200	140,998
Chesapeake Energy Corp.	9,200	156,952
ChevronTexaco Corp.	1,900	127,756
ConocoPhillips	2,100	82,236
Exxon Mobil Corporation	4,500	306,450
Halliburton Company	6,600	102,102
Schlumberger Limited (b)	2,700	109,674
		1,026,168
Financials - 8.67%
ACE Limited (b)	3,400	137,360
AFLAC INCORPORATED	6,000	116,160
American Express Company	3,600	49,068
The Bank of New York Mellon Corporation	3,013	85,117
JPMorgan Chase & Co.	5,900	156,822
State Street Corp.	3,925	120,812
Wells Fargo & Company	3,700	52,688
		718,027
Health Care - 14.31%
Abbott Laboratories	2,400	114,480
Amgen Inc. (a)	2,400	118,848
Covance, Inc. (a)	2,600	92,638
Gilead Sciences, Inc. (a)	900	41,688
Hologic, Inc. (a)	8,200	107,338
Johnson & Johnson	3,000	157,800
Medco Health Solutions, Inc. (a)	2,900	119,886
Medtronic, Inc.	5,200	153,244
Pfizer Inc.	8,000	108,960
WellPoint Inc. (a)	4,500	170,865
		1,185,747
Industrials - 10.92%
3M Co.	3,150	156,618
Caterpillar Inc.	2,550	71,298
Emerson Electric Co.	2,800	80,024
FedEx Corp.	2,900	129,021
General Dynamics Corp.	2,400	99,816
General Electric Company	16,900	170,859
Iron Mountain, Inc. (a)	8,900	197,313
		904,949
Information Technology - 16.12%
Cisco Systems, Inc. (a)	6,400	107,328
EMC Corporation (a)	10,800	123,120
Intel Corporation	11,200	168,560
International Business Machines Corporation	1,500	145,335
Intuit Inc. (a)	7,000	189,000
Microsoft Corporation	8,750	160,737
Nokia Corp. - ADR	9,200	107,364
Oracle Corp. (a)	5,600	101,192
QUALCOMM Inc.	2,850	110,894
Western Union Company	9,700	121,929
		1,335,459
Materials - 1.62%
Newmont Mining Corporation	3,000	134,280
Telecommunication Services - 3.85%
AT&T, Inc.	8,000	201,600
Verizon Communications Inc.	3,900	117,780
		319,380
Utilities - 2.79%
Dominion Resources Inc.	2,700	83,673
Exelon Corp.	900	40,851
FPL Group, Inc.	2,100	106,533
		231,057
TOTAL COMMON STOCKS (Cost $10,141,720)		7,969,499

	Principal
	Amount
CORPORATE BONDS - 1.35%
Utilities - 1.35%
Northern States Power Co.
8.000%, 08/28/2012	$100,000	112,019
TOTAL CORPORATE BONDS (Cost $100,914)		112,019

	Shares
SHORT–TERM INVESTMENTS - 2.40%
Money Market Funds - 2.40%
Federated Prime Obligations Fund	198,914	198,914
TOTAL SHORT–TERM INVESTMENTS (Cost $198,914)		198,914

Total Investments (Cost $10,441,548) - 99.94% (c)(d)		8,280,432
Other Assets in Excess of Liabilities - 0.06%		5,076
TOTAL NET ASSETS - 100.00%		$8,285,508

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 10,441,548
	Gross unrealized appreciation	580,865
	Gross unrealized depreciation	(2,741,981)
	Net unrealized depreciation	$ (2,161,116)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(d)	FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Description	Investments in Securities
	Level 1 - Quoted prices	$ 8,168,413
	Level 2 - Other significant observable inputs	112,019
	Level 3 - Significant unobservable inputs	—
	Total	$ 8,280,432

Country VP Bond Fund
Schedule of Investments
March 31, 2009
(Unaudited)

	Principal
	Amount	Value
ASSET–BACKED SECURITIES - 3.75%
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	$100,000	$96,383
CIT Equipment Collateral
5.050%, 04/20/2014	200,000	197,538
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	75,000	67,620
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	79,157	61,545
John Deere Owner Trust
4.890%, 03/16/2015	100,000	93,653
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	100,000	103,834
Residential Asset Securities Corporation
4.767%, 10/25/2032	78,019	56,332
TOTAL ASSET–BACKED SECURITIES (Cost $725,145)		676,905

CORPORATE BONDS - 37.18%
Abbott Laboratories
5.600%, 05/15/2011	100,000	107,224
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $49,894) (a)	50,000	49,893
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $99,904) (a)	100,000	97,864
American International Group, Inc.
5.850%, 01/16/2018	200,000	78,301
Apache Corp.
6.900%, 09/15/2018	100,000	109,052
Archer-Daniels-Midland Company
5.450%, 03/15/2018	100,000	100,067
AT&T Inc.
5.500%, 02/01/2018	200,000	193,391
Baltimore Gas and Electric Company
6.730%, 06/12/2012	100,000	97,383
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	100,000	99,099
BHP Billiton Finance
5.125%, 03/29/2012 (d)	100,000	101,682
Burlington Northern Santa Fe
5.750%, 03/15/2018	150,000	148,038
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	100,000	96,006
Citigroup, Inc.
5.500%, 08/27/2012	100,000	89,132
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	100,000	113,587
ConocoPhillips
6.650%, 07/15/2018	100,000	107,211
Credit Suisse New York
5.000%, 05/15/2013 (d)	100,000	96,628
Devon Energy Corp.
6.300%, 01/15/2019	75,000	73,176
Duke Energy Carolinas LLC
5.750%, 11/15/2013	100,000	106,533
E.I. Du Pont De Nemours
5.000%, 01/15/2013	150,000	156,217
General Electric Capital Corporation
4.250%, 12/01/2010	200,000	196,737
5.000%, 06/27/2018 (b)	150,000	133,683
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $99,886) (a)	100,000	71,669
Hewlett Packard Co.
4.500%, 03/01/2013	200,000	205,678
Honeywell International, Inc.
4.250%, 03/01/2013	200,000	206,078
IBM Corp.
7.625%, 10/15/2018	100,000	114,719
Ingersoll-Rand Company Ltd.
6.230%, 11/19/2027 (d)	150,000	150,209
JP Morgan Chase & Co.
5.375%, 10/01/2012	250,000	250,481
Kellogg Co.
5.125%, 12/03/2012	150,000	158,497
Kraft Foods, Inc.
6.750%, 02/19/2014	150,000	162,170
McKesson Corp.
7.500%, 02/15/2019	100,000	106,140
Merck & Co. Inc.
5.760%, 05/03/2037	75,000	79,322
Merrill Lynch & Co. Inc.
5.450%, 02/05/2013	150,000	122,964
National Rural Utilities Collective Trust
10.375%, 11/01/2018	50,000	57,885
Perforadora Centrale
5.240%, 12/15/2018 (d)	66,676	70,264
Pfizer, Inc.
5.350%, 03/15/2015	150,000	158,257
Pitney Bowes Inc.
5.250%, 01/15/2037	50,000	48,561
Regions Bank
7.500%, 05/15/2018	50,000	44,607
Rio Tinto Financial
5.875%, 07/15/2013 (d)	75,000	67,254
Simon Property Group LP
5.750%, 12/01/2015	100,000	77,206
Southern California Edison
5.750%, 03/15/2014	100,000	108,122
State Street Corporation
5.375%, 04/30/2017	100,000	91,077
Toyota Motor Credit Corporation
4.350%, 12/15/2010	200,000	204,853
Transocean, Inc.
5.250%, 03/15/2013 (d)	100,000	100,251
United Parcel Service, Inc.
4.500%, 01/15/2013	200,000	210,195
United Technologies Corp.
5.375%, 12/15/2017	150,000	153,567
Verizon Communications Inc.
5.500%, 02/15/2018	100,000	95,232
Vessel Management Services Inc.
4.960%, 11/15/2027	76,000	78,942
Virginia Electric & Power Co.
4.500%, 12/15/2010	250,000	253,840
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	225,000	235,027
6.200%, 04/15/2038	100,000	101,077
Walt Disney Company
4.700%, 12/01/2012	150,000	154,787
Wells Fargo Company
4.875%, 01/12/2011	150,000	148,256
5.625%, 12/11/2017	150,000	136,862
William Wrigley Junior Co.
4.650%, 07/15/2015	40,000	34,600
XTO Energy, Inc.
4.625%, 06/15/2013	100,000	96,823
TOTAL CORPORATE BONDS (Cost $6,799,957)		6,706,376

MORTGAGE–BACKED SECURITIES - 31.24%
Bank of America Mortgage Securities
5.250%, 10/25/2020	90,990	78,798
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	48,368	45,315
6.000%, 11/25/2036	100,000	80,199
Federal Home Loan Mortgage Corp.
6.500%, 03/01/2015	61,348	64,497
4.000%, 11/15/2018	500,000	515,828
5.000%, 11/15/2018	200,000	211,464
5.750%, 12/15/2018	53,293	54,530
5.000%, 10/01/2020	89,613	93,233
5.000%, 10/15/2031	150,000	154,526
Federal National Mortgage Association
3.500%, 09/01/2013	59,409	59,928
5.000%, 02/01/2014	78,623	80,898
5.000%, 05/01/2023	179,539	186,416
5.500%, 09/01/2025	125,207	130,364
5.500%, 02/01/2033	102,265	106,619
5.290%, 11/25/2033	150,000	153,422
5.500%, 12/01/2035	105,822	110,064
5.000%, 06/01/2038	188,321	194,534
6.500%, 02/25/2044	50,580	52,192
6.500%, 05/25/2044	51,653	53,622
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	139,103	132,182
Government National Mortgage Association
4.500%, 05/20/2014	131,223	134,405
5.500%, 10/20/2015	152,505	160,559
4.140%, 03/16/2018	12,371	12,364
4.116%, 03/16/2019	68,828	69,180
4.031%, 01/16/2021	148,771	149,973
3.727%, 03/16/2027	81,252	81,835
6.000%, 12/15/2031	55,729	58,670
6.000%, 02/15/2032	79,029	83,174
7.000%, 07/15/2032	51,306	54,827
5.000%, 07/15/2033	272,985	284,302
4.828%, 11/16/2033	500,000	516,357
6.000%, 10/15/2036	198,108	207,397
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	281,302
Mortgage IT Trust
4.250%, 02/25/2035 (b)	54,199	37,566
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $28,877) (a)	27,505	25,322
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $49,600) (a)	47,663	42,318
Residential Asset Securitization Trust
4.750%, 02/25/2019	76,551	62,173
5.080%, 11/01/2022	55,179	58,487
5.570%, 03/01/2026	78,733	85,958
Vendee Mortgage Trust
5.750%, 11/15/2032	50,000	47,330
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	450,000	420,157
5.232%, 07/15/2041 (b)	75,000	62,503
Wells Fargo Mortgage Backed Securities Trust
4.448%, 10/25/2033 (b)	81,210	65,521
5.592%, 07/25/2036 (b)	140,711	73,058
TOTAL MORTGAGE–BACKED SECURITIES (Cost $5,655,793)		5,633,369

U.S. GOVERNMENT AGENCY ISSUES - 2.33% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	60,875	63,049
Federal Home Loan Mortgage Corp.
4.500%, 01/15/2014	250,000	273,369
New Valley Generation IV
4.687%, 01/15/2022	82,085	84,311
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $390,555)		420,729

U.S. TREASURY OBLIGATIONS - 7.82%
U.S. Treasury Bonds - 2.45%
5.375%, 02/15/2031	350,000	441,273
U.S. Treasury Inflation Index Bonds - 0.97%
2.375%, 01/15/2025	168,021	174,585
U.S. Treasury Inflation Index Notes - 4.40%
3.000%, 07/15/2012	469,728	499,820
1.875%, 07/15/2013	114,961	117,835
2.000%, 01/15/2014	171,407	176,602
		794,257
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,340,328)		1,410,115

SHORT–TERM INVESTMENTS - 14.29%
Commercial Paper - 5.54%
American Express Credit Corp.	1,000,000	999,067

	Shares
Money Market Funds - 8.75%
Federated Prime Obligations Fund	789,693	789,693
Virtus Insight Money Market Fund	788,000	788,000
		1,577,693
TOTAL SHORT–TERM INVESTMENTS (Cost $2,576,760)		2,576,760

Total Investments (Cost $17,488,538) - 96.61% (e)(f)		17,424,254
Other Assets in Excess of Liabilities - 3.39%		611,656
TOTAL NET ASSETS - 100.00%		$18,035,910

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2009 these securities represented 1.59% of total net assets.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2009.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 17,488,538
	Gross unrealized appreciation	514,768
	Gross unrealized depreciation	(579,052)
	Net unrealized depreciation	$ (64,284)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Description	Investments in Securities
	Level 1 - Quoted prices	$ 3,261,177
	Level 2 - Other significant observable inputs	14,163,077
	Level 3 - Significant unobservable inputs	—
	Total	$ 17,424,254

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)    /s/ Philip T. Nelson
Philip T. Nelson, President

Date      5/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
  Philip T. Nelson, President

Date      5/26/2009

By (Signature and Title)*    /s/ Alan K. Dodds
  Alan K. Dodds, Treasurer

Date      5/22/2009

* Print the name and title of each signing officer under his or her signature.